Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					11/18/2015
2	Payment Date					11/20/2015
3	Collection Period				9/27/2015	10/31/2015	35
4	Monthly Interest Period - Actual				10/20/2015	11/19/2015	31
5	Monthly Interest - Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	192,628,354.02	—	14,914,861.55	177,713,492.47	0.7898377
8	Class A-2-B Notes	447,000,000.00	382,688,329.99	—	29,630,858.29	353,057,471.70	0.7898377
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$1,112,316,684.01	$—	$44,545,719.84	$1,067,770,964.17

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$1,398,895,691.49			$1,354,349,971.65

14	NPV Lease Payments Receivable	738,790,911.57	470,123,763.05			436,700,660.72
15	NPV Base Residual	972,128,536.10	928,771,928.44			917,649,310.93

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	139,655.56	0.6206914	15,054,517.11	66.9089649
18	Class A-2-B Notes	0.51425%	0.19425%	169,464.49	0.3791152	29,800,322.78	66.6673888
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			883,936.71		45,429,656.55

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						30,907,093.00
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						20,516,619.84
24	Sales Proceeds via Customer - Scheduled Terminations						3,631,142.99
25	Security Deposits for Terminated Accounts						5,625.00
26	Excess Wear and Tear Received						59,206.41
27	Excess Mileage Charges Received						92,516.74
28	Other Recoveries Received						59,234.85

29	Subtotal: Total Collections						55,271,438.83

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						—

33	Total Available Funds, prior to Servicer Advances						55,271,438.83

34	Servicer Advance						—

35	Total Available Funds						55,271,438.83

36	Reserve Account Draw						—

37	Available for Distribution						55,271,438.83

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						1,165,746.41
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						883,936.71
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					53,216,755.71
51	Regular Principal Distribution Amount					44,545,719.84
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						44,545,719.84
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						8,671,035.87

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,112,316,684.01
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,354,349,971.65)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,112,316,684.01
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(1,067,770,964.17)

63	Regular Principal Distribution Amount		44,545,719.84

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,354,349,971.65
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		1,067,770,964.17

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		55,271,438.83
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,165,746.41
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		883,936.71
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		53,216,755.71
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		53,216,755.71

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		1,084.74

90	Subtotal: Reserve Fund Available for Distribution		8,555,681.98
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,555,681.98
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		1,084.74

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	254	3,588,404.00
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(3,659,342.01)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		9,618.00
101	Less: Excess Wear and Tear Received		(59,206.41)
102	Less: Excess Mileage Received		(92,516.74)

103	Current Period Net Residual Losses/(Gains)	254	(213,043.16)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	583	(569,745.93)
106	Current Period Net Residual Losses (Item 101)	254	(213,043.16)

107	Ending Cumulative Net Residual Losses	837	(782,789.09)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.05%

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 3

G.	POOL STATISTICS
				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,710,919,448	1,354,349,972
111	Aggregate Base Residual Value			1,148,071,534	1,024,355,611
112	Number of Current Contracts			69,355	61,593
113	Weighted Average Lease Rate			2.64%	2.60%
114	Average Remaining Term			28.6	18.2
115	Average Original Term			39.2	39.1
116	Proportion of Base Prepayment Assumption Realized				203.30%
117	Actual Monthly Prepayment Speed				1.07%
118	Turn-in Ratio on Scheduled Terminations				88.98%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		62,742	1,589,001,616	1,398,895,691
120	Depreciation/Payments			(22,775,703)	(22,112,881)
121	Gross Credit Losses		(27)	(570,149)	(551,065)
122	Early Terminations - Regular		(868)	(20,498,130)	(18,293,370)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	394,857	(28)	(409,110)	(365,828)
125	Scheduled Terminations - Sold at Auction	753,706	(70)	(1,000,023)	(901,460)
126	Scheduled Terminations - Purchased by Dealer	2,484,830	(156)	(2,564,922)	(2,321,116)

127	Pool Balance - End of Period		61,593	1,541,183,578	1,354,349,972

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		60,969	1,341,248,725	99.03%
130	31 - 90 Days Delinquent		551	11,478,641	0.85%
131	91+ Days Delinquent		73	1,622,606	0.12%

132	Total		61,593	1,354,349,972	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			27	551,065
135	Aggregate Liquidation Proceeds on charged-off units				(295,680)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(59,235)

139	Current Period Aggregate Net Credit Losses/(Gains)			27	196,150

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			118	1,295,811
142	Current Period Net Credit Losses (Item 136)			27	196,150

143	Ending Cumulative Net Credit Losses			145	1,491,961

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.09%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				—
147	61 - 120 Days since Contract Maturity				—
148	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Payment Date	Scheduled Reduction (1)
12/20/2015	24,683,929
1/20/2016	27,099,779
2/20/2016	31,190,832
3/20/2016	33,739,307
4/20/2016	37,703,029
5/20/2016	41,947,217
6/20/2016	36,307,109
7/20/2016	38,937,516
8/20/2016	36,545,318
9/20/2016	57,488,616
10/20/2016	68,165,046
11/20/2016	53,338,995
12/20/2016	35,848,157
1/20/2017	43,793,279
2/20/2017	44,306,336
3/20/2017	51,549,047
4/20/2017	67,549,955
5/20/2017	63,808,783
6/20/2017	72,886,172
7/20/2017	82,126,744
8/20/2017	65,407,756
9/20/2017	60,065,350
10/20/2017	56,508,480
11/20/2017	53,438,381
12/20/2017	46,662,723
1/20/2018	23,900,558
2/20/2018	18,997,310
3/20/2018	17,866,854
4/20/2018	15,389,883
5/20/2018	13,046,316
6/20/2018	10,012,500
7/20/2018	4,995,812
8/20/2018	3,880,522
9/20/2018	3,505,635
10/20/2018	4,481,602
11/20/2018	4,588,175
12/20/2018	2,510,783
1/20/2019	76,165
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—

Total:	1,354,349,971.65

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month